NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS	12 Months Ended
Dec. 31, 2024
New Standards And Amendments And Interpretations Of Existing Standards
NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS

3)	NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS

a)	Standards, amendments and interpretations of standards adopted from January 1, 2024

Amendments to IAS 1 - Presentation of Financial Statements

The amendments to IAS 1 issued in October 2022, aim to improve the information disclosed about non-current debts with covenants, so that users of the financial statements understand the risk of such debts being settled in advance. Additionally, they carried out changes that aim to address some concerns raised by users of the financial statements, due to the application of the changes for the Classification of Liabilities as Current and Non-Current, issued in 2020. Early adoption is allowed. The changes took effect from January 1, 2024. It was concluded that there were no impacts with the initial application of this revised standard.

Amendments to IFRS 16 - Leases

The changes, issued in September 2022, provide for the addition of requirements on how an entity accounts for a sale of an asset when it leases that same asset back (leaseback), after the initial date of the transaction. In summary, the seller-lessee shall not recognize any gain or loss relating to the right of use retained by it. The amendments are effective for annual periods beginning on or after January 1, 2024. It was concluded that there were no impacts with the initial application of this revised standard.

Amendments to IAS 7 and IFRS 7 - Statements of Financial Instruments and Cash Flows: Disclosure

The changes refer to the disclosure of information on financial agreements with suppliers that will allow users of the Financial Statements to evaluate their effects on the entity’s liabilities and cash flows, in addition to their exposure to the liquidity risk. The amendments are effective for annual periods beginning on or after January 1, 2024. It was concluded that there were no impacts with the initial application of this revised standard.

b)	Standards, amendments and interpretations of standards issued but not yet effective

Amendments IAS 21 – Lack of convertibility between currencies

Issued in August 2023, the amendments require that useful and complete information be provided in a company's financial statements when one currency cannot be translated into another. The standard establishes that companies adopt a uniform approach when evaluating the possibility of conversion between different currencies. If conversion is not possible, the regulation requires the companies to determine an exchange rate to be used and to disclose this situation appropriately. These changes are effective as of January 1, 2025 and the Group has concluded that there will be no initial impacts with the application of this standard.

New IFRS 18 - Presentation and Disclosure in Financial Statements

The new standard, issued in April 2024, replaces IAS 1 - Presentation of Financial Statements and introduces new requirements to improve disclosure of the financial performance of companies, including: Three categories defined for income and expenses – operating, investments and financing – and new defined subtotals, including operating income; Disclosure of information on company-specific indicators related to the statement of income, called performance measures defined by management; Improved guidance on the Group of information and whether it should be provided in the primary financial statements or in the notes; Greater transparency for operating expenses; and Specific requirements on how companies, such as banks and insurance companies, classify revenues and expenses in the operating category. IFRS 18 will go into effect on January 1, 2027. The Group is reviewing the impacts of the new standard.

New IFRS 19 – Subsidiaries without Public Accountability

The new standard, issued in May 2024, allows eligible subsidiaries to use IFRS accounting standards with reduced disclosures. This will reduce the costs of preparing financial statements for these subsidiaries, while maintaining the usefulness of the information for users of their financial statements. IFRS 19 will go into effect on January 1, 2027. The Group is reviewing the impacts of the new standard.

Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments

The amendments, issued in May 2024, clarify the classification of financial assets with environmental, social and corporate governance (ESG) and similar characteristics, in addition to addressing criteria for the settlement of liabilities through electronic payment systems. These amendments are effective as of January 1, 2026 and the Group is reviewing the impacts of the new standard.

Amendments to IFRS 9 and IFRS 7 - Nature-dependent Electricity Contracts

The amendments, issued in December 2024, seek to improve how companies report the financial effects of nature-dependent electricity contracts, often structured as power purchase agreements (PPAs). The amendments include clarifications of the application of “own use” requirements, permitting hedge accounting if these contracts are used as hedging instruments, and add new disclosure requirements to help investors understand the impact of these contracts on companies' financial performance and cash flows. These amendments are effective as of January 1, 2026, and could be applied earlier. The Group is reviewing the impacts of this change on the standards.